Financial Instruments - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 25,950	$ 73,208	$ 25,950	$ 73,208	$ 55,394	$ 8,056
Current liabilities	3,815		3,815		3,724
Cash and cash equivalents held in USD			24,426
Credit facility denominated in USD	10,000		$ 10,000
Foreign exchange rate			0.10
Foreign exchange gain/(loss)	(722)	$ (2,347)	$ 1,523	$ (4,157)
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Amount on receivables, prepaids and deposits	105		105
Cash and cash equivalents	25,950		25,950		55,394
Current liabilities	3,815		3,815		$ 3,724
Credit Risk | Prepaids and Deposits
Disclosure Of Financial Instruments [Line Items]
Credit sales receivables	$ 953		953
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Foreign exchange gain/(loss)			$ 1,443